UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02033

The Reserve Fund
(Exact name of registrant as specified in charter)

The Reserve 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Edmund P. Bergan Jr., Esq. The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31st

Date of reporting period:	Quarter ended February 28, 2007

Item 1.            Schedule of Investments

THE RESERVE FUND - PRIMARY FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 28,  2007 (Unaudited)

Principal
Amount		Value
	Negotiable Bank Certificates of Deposit– 31.3%

	Domestic– 6.6%
$340,000,000	Bank of America NA, 5.30%, 3/8/07	$340,000,000
400,000,000	Deutsche Bank Securities, 5.40%, 11/21/07	400,000,000
300,000,000	Deutsche Bank Securities, 5.42%, 1/11/08	300,000,000
250,000,000	Washington Mutual Bank, 5.33%, 3/19/07	250,000,000
200,000,000	Washington Mutual Bank, 5.34%, 5/17/07	200,000,000
75,000,000	Wilmington Trust Company, 5.37%, 4/19/07	75,000,000
		1,565,000,000

	Yankees– 24.7%
500,000,000	Barclay’s Bank PLC, 5.30%, 3/12/07	500,000,000
200,000,000	Barclay’s Bank PLC, 5.32%, 4/24/07	200,000,000
500,000,000	BNP Paribas, 5.32%, 5/3/07	500,000,000
550,000,000	Calyon, 5.31%, 3/14/07	550,000,000
300,000,000	Credit Industriel et Commercial NY, 5.35%, 4/16/07	300,000,000
240,000,000	Depfa Bank PLC, 5.32%, 3/15/07	240,000,000
250,000,000	Depfa Bank PLC, 5.31%, 4/11/07	250,000,000
350,000,000	HBOS Treasury Services NY, 5.30%, 3/12/07	350,000,000
250,000,000	Mizuho Corp Bank, 5.33%, 3/15/07	250,000,000
225,000,000	Mizuho Corp Bank, 5.31%, 3/22/07	225,000,000
300,000,000	National Bank of Canada NY, 5.34%, 4/16/07	300,000,000
300,000,000	National Bank of Canada NY, 5.38%, 11/2/07	300,000,000
600,000,000	Norinchukin Bank, 5.33%, 3/15/07	600,000,000
400,000,000	Norinchukin Bank, 5.35%, 5/2/07	400,000,000
500,000,000	Skandinaviska Enskilda Bank, 5.33%, 6/28/07	499,950,777
100,000,000	Standard Chartered BK NY, 5.30%, 3/12/07	100,000,000
100,000,000	Toronto Dominion, 5.34%, 4/17/07	100,000,000
200,000,000	Canadian Imperial Bank of Commerce, 5.40%, 3/17/08	200,000,000
		5,864,950,777
	Total Negotiable Bank Certificates of Deposit
	(Cost $7,429,950,777)	7,429,950,777

	Asset Backed Security-1.0%
102,636,065	Banc of America Securities Auto Trust, 5.35%, 11/18/07	102,636,065
32,285,838	BMW Vehicle Owner Trust, 5.36%, 9/25/07	32,285,838
100,000,000	Permanent Master Issuer PLC, 5.30%, 10/17/07	100,000,000

	Total Asset Backed Securities
	(Cost $234,921,903)	234,921,903

	Commercial Paper-1.9%
230,000,000	Aspen Funding Corp., 5.31%, 3/15/07	229,530,708
25,000,000	Aspen Funding Corp., 5.31%, 4/12/07	24,847,167
50,000,000	Gemini Securitization, 5.31%, 4/9/07	49,716,167
15,000,000	Gemini Securitization, 5.31%, 4/12/07	149,083,000

	Total Commercial Paper
	(Cost $453,177,042)	453,177,042

	Euro Time Deposits—Cayman- 8.5%
500,000,000	PNC Bank, 5.35%, 3/1//07	500,000,000
1,000,000,000	Societe Generale Paris, 5.33%, 3/1//07	1,000,000,000
515,000,000	Suntrust Bank, 5.36%, 3/1/07	515,000,000

	Total Euro Time Deposits-Cayman
	(Cost $2,015,000,000)	2,015,000,000

	Floating Rate Note-22.2%
200,000,000	American Express Centurion, 5.29%, 3/20/08*	200,000,000
300,000,000	Aust & NZ Banking, 5.30%, 12/28/07*	300,000,000
400,000,000	Bank of Ireland, 5.30%, 3/19/08*	400,000,000
300,000,000	Barclay Bank PLC, 5.31%, 5/30/07*	299,998,179
200,000,000	Canadian Imperial Bank of Commerce, 5.39%, 11/20/07*	199,986,093
190,000,000	General Electric Cap, 5.28%, 3/24/07*	190,000,000
350,000,000	HBOS Treasury Services PLC, 5.29%, 3/7/08 *	350,000,000
400,000,000	KBC Bank NV NY, 5.39%, 11/21/07*	399,944,163
225,000,000	Natexis Banques Populaires, 5.42%, 11/19/07*	224,968,846
275,000,000	Natexis Banques Populaires, 5.35%, 3/7/08*	275,000,000
275,000,000	Northern Rock PLC, 5.33%, 10/22/07*	275,000,000
500,000,000	Royal Bank of Canada, 5.29%, 2/29/08*	500,000,000
300,000,000	Skandinaviska Enskilda Banken, 5.42%, 4/4/07*	300,000,000
145,000,000	Skandinaviska Enskilda Banken, 5.32%, 2/7/08*	145,000,000
200,000,000	Svenska Handelsbanken, 5.29%, 3/20/08*	200,000,000
500,000,000	Unicredito Italiano SpA, 5.33%, 3/14/08*	500,000,000
500,000,000	Wachovia Bank NA Winston, 5.31%, 5/22/07*	500,000,000

	Total Floating Rate Notes
	(Cost $5,259,897,281)	5,259,897,281

	Repurchase Agreements— 34.6%
1,700,000,000

Barclays Bank Inc., 5.32%, dated 2/28/07, due 3/1/07, repurchase proceeds at maturity $1,700,251,222 (collateralized byFGPC 5.00% to 6.50% due 1/1/18 to 3/1/37 valued at $82,407,197, FGRA 0.00% to 11.57% due 10/15/23 to 1/15/37 valued at $209,223,531, FGRM 0.00% to 7.50% due 1/15/08 to 1/15/37 valued at $340,890,508, FGST 5.50% to 5.50% due 8/1/35 to 11/15/36 valued at $5,940,587, FMAR 1.00% to 6.32% due 2/1/34 to 2/1/37 valued at $75,577,071, FNAR 4.36% to 6.96% due 1/1/09 to 10/1/36 valued at $117,617,402, FNMS 4.50% to 6.50% due 8/1/08 to 11/1/46 valued at $323,224,569, FNRA 0.00% to 15.99% due 7/25/08 to 12/25/36 valued at $139,190,281, FNRM 0.00% to 7.00% due 1/25/08 to 4/25/44 valued at $304,157,913, FNST 5.50% to 6.00% due 1/1/36 to 6/1/36 valued at $5,958,972, GNAR 3.75% to 6.13% due 8/20/32 to 5/20/34 valued at $19,085,906, GNMI 6.00% to 6.50% due 1/15/21 to 1/15/37 valued at $88,918,165, GNRA 3.23% to 6.84% due 5/20/31 to 4/16/33 valued at $7,020,416, GNRM 5.00% to 6.50% due 5/20/25 to 10/20/35 valued at $34,416,905.)

			1,700,000,000
3,500,000,000	Bear Stearns & Co., Inc., 5.32%-5.46%, dated 2/28/07, due 3/1/07, repurchase proceeds at maturity $3,500,521,465 (collateralized by FGSP 0.00% due 8/1/27 to 10/15/36 valued at $1,038,907,324, FNST 0.00% due 2/1/23 to 11/1/36 valued at $1,433,093,315, TRR 0.00% due 3/25/36 to 8/25/36 valued at $357,051,912, TRW 0.00% due 1/1/22 to 12/31/50 valued at $766,486,169.)		3,500,000,000
950,000,000	Citigroup Global Markets, 5.36%-5.41%, dated 2/28/07, due 3/1/07, repurchase proceeds at maturity $950,142,205 (collateralized by ABS 0.00% due 1/15/14 to 12/20/54 valued at $126,750,767, CORP 0.00% to 8.50% due 3/1/08 to 3/15/34 valued at $315,766,835, MNI 0.00% due 12/7/36 to 2/28/37 valued at $132,715,325, MTN 5.80% due 11/21/11 valued at $24,520,539, TRR 0.00% due 2/9/17 to 12/20/36 valued at $413,678,400.)		950,000,000
1,200,000,000	Deutsche Bank Securities Inc., 5.34%, dated 2/28/07, due 3/1/07, repurchase proceeds at maturity $1,200,178,000 (collateralized by FNRA 5.57% to 5.73% due 3/25/35 to 2/25/37 valued at $983,609,075, FNRM 4.50% to 6.25% due 5/25/15 to 6/25/36 valued at $252,390,926.)		1,200,000,000
850,000,000	Merrill Lynch, 5.43%, dated 2/28/07, due 3/1/07, repurchase proceeds at maturity $850,128,267 (collateralized by WLR 5.43% due 3/1/07 valued at $867,000,000.)		850,000,000
	Total Repurchase Agreements (Cost $8,200,000,000)		8,200,000,000
	Total Investments (Cost $23,592,947,003)	99.5%	23,592,947,003
	Other Assets less Liabilities	0.5	113,198,433
	Net Assets	100.0%	$23,706,145,436

THE RESERVE FUND - U.S. GOVERNMENT FUND

SCHEDULE OF INVESTMENTS – FEBRUARY 28, 2007 (Unaudited)

Principal
Amount			Value
	Government Agency Notes– 7.4%

$123,000,000	Freddie Mac, 5.35%, 12/19/07		$123,000,000
150,000,000	Fannie Mae, 5.30%, 1/8/08		150,000,000
16,161,000	Federal Home Loan Mortgage Corp, 4.25%, 4/5/07		16,145,025
50,000,000	Federal Home Loan Mortgage Corp, 5.09%, 4/20/07		50,000,000
50,000,000	Federal National Mortgage Association, 0.00%, 3/7/07		49,957,333
	Total Government Agency Notes (Cost $389,102,358)		389,102,358

	Repurchase Agreements – 92.5%

1,100,000,000	Barclays & Co., 5.29%, dated 2/28/07, due 3/1/07, repurchase proceeds at maturity $1,100,161,639 (collateralized by FNSM 5.23% to 6.00% due 1/29/10 to 5/15/11 valued at $627,782,988, FMDN 0.00% due 5/14/07 valued at $74,972,122, FCSB 5.13% due 1/18/08 valued at $213,165,631, FMNT 6.00% due 1/4/17 valued at $206,079,760)		1,100,000,000
931,000,000	Bear Stearns & Co., Inc., 5.29%, dated 2/28/07, due 3/1/07, repurchase proceeds at maturity $931,136,805 (collateralized by GNRR 4.50% to 6.00% due 9/20/31 to 12/20/34 valued at $170,322,784, FGRM 2.75% to 7.00% due 12/15/13 to 6/15/36 valued at $694,678,929,FMRA 0.00% due 7/15/21 valued at $1,776, FMRM 0.00% due 5/15/21 valued at $1,338, FNR2 0.00% due 9/25/22 to 10/25/22 valued at $4,242, FNRM 0.00% due 11/25/14 to 2/25/37 valued at $93,924,037)		931,000,000
1,000,000,000	Deutsche Bank Securities Inc., 5.32%, dated 02/28/07, due 3/1/07, repurchase proceeds at maturity $1,000,147,778 (collateralized by FNDN 0.00% due 5/30/07 valued at $292,265,505, FMNT 4.50% to 5.50% due 12/19/08 to 4/18/16 valued at $527,767,967, FHOR 5.25% due 2/27/09 valued at $199,967,167)		1,000,000,000
800,000,000	Greenwich Capital MBS, 5.32%, dated 02/28/07, due 3/1/07, repurchase proceeds at maturity $800,118,222 (collateralized by FNDS 5.25% due 8/1/12 valued at $3,019,533, NOTY 4.75% due 2/28/09 valued at $812,980,693)		800,000,000
400,000,000	HSBC Securities Inc., 5.31%, dated 2/28/07, due 3/1/07, repurchase proceeds at maturity $400,059,000 (collateralized by BILL 0.00% due 6/7/07 to 7/12/07 valued at $89,127,002, FHDN 0.00% due 3/16/07 to 4/25/07 valued at $318,876,756)		400,000,000
400,000,000	Morgan Stanley & Co. 5.30%, dated 2/28/07, due 3/1/07, repurchase proceeds at maturity $400,058,889, (collateralized by FHLB 4.50% to 5.25% due 12/14/07 to 11/18/11 valued at $149,341,045, FHOR 4.25% to 6.25% due 9/26/07 to 10/11/16 valued at $105,266,770, FCOR 4.63% to 4.95% due 2/9/11 to 8/16/13 valued at $62,928,205, FCSB 5.75% to 6.03% due 3/21/16 to 5/11/26 valued at $60,713,946, FHDN 0.00% due 5/2/07 valued at $29,751,802)		400,000,000
192,000,000	State Street & Co., 4.80%, dated 2/28/07, due 3/1/07, repurchase proceeds at maturity $192,025,600 (collateralized by US TREASURY 4.80% due 6/30/07, valued at $198,210,672)		192,000,000
	Total Repurchase Agreements (Cost $4,823,000,000)		4,823,000,000

	Total Investments (Cost* $4,996,532,747)	99.9%	5,212,102,358
	Other Assets less Liabilities	0.1	4,334,277
	Net Assets	100.0%	$5,216,436,635

THE RESERVE FUND - U.S. TREASURY FUND

SCHEDULE OF INVESTMENTS – FEBRUARY 28, 2007 (Unaudited)

Principal
Amount			Value
	U.S. Treasury Bills - 100.0%

$52,000,000	U.S. Treasury Bill, 4.89%, 3/1/07		$52,000,000
99,000,000	U.S. Treasury Bill, 4.89%, 3/8/07		98,904,435
53,000,000	U.S. Treasury Bill, 4.89%, 3/15/07		52,900,104
195,000,000	U.S. Treasury Bill, 4.89%, 3/22/07		194,440,414
14,000,000	U.S. Treasury Bill, 4.89%, 3/29/07		13,945,882
50,000,000	U.S. Treasury Bill, 4.99%, 4/5/07		49,761,650
58,000,000	U.S. Treasury Bill, 4.99%, 4/12/07		57,658,097
46,000,000	U.S. Treasury Bill, 5.00%, 5/24/07		45,458,503
	Total U.S. Treasury Bills (Cost $565,069,085)		565,069,085

	Total Investments (Cost $565,069,085)	100.0%	565,069,085
	Other Assets less Liabilities	0.0%	193,879
	Net Assets	100.0%	$565,262,964

THE RESERVE FUND - RESERVE LIQUID PERFORMANCE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2007 (Unaudited)

Principal
Amount				Value
	REPURCHASE AGREEMENTS – 100%

$36,400,000	Bear Stearns & Co. Inc., 5.32% dated 2/28/07 due 3/1/07, repurchase proceeds at maturity $36,405,379 (collateralized by GNM1 at 6.00% to 7.00% due 7/15/36 to 1/15/37 valued at $31,584,760, GNM2 at 5.38% to 5.50% due 5/20/22 to 2/20/37 valued at $5,911,200)			$36,400,000

	Total Repurchase Agreements (Cost $36,400,000)			36,400,000

	Total Investments (Cost $36,400,000)	100.0%		36,400,000
	Other Assets less Liabilities	(0.0	)(1)	(13,316)
	Nets Assets	100.0%		$36,386,684

THE RESERVE FUND - QUAKER MONEY MARKET FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2007 (Unaudited)

Investment in Reserve Primary Fund - Class Institutional (784,914 shares; Cost* $784,914)		$784,914

Total Investments	101.2%	$784,914
Liabilities in Excess of Other Assets	(1.2)	(8,960)
Net Assets	100.0%	$775,954

GLOSSARY

ABS	Asset Backed Security
BILL	US Treasury Bill
CD	Certificate of Deposit
CMO	Collateralized Mortgage Obligation
CORP	Corporate Bond
FCDN	Farm Credit System Discount Note
FCOR	Farm Credit System Optional Principal Redemtion Bond
FCSB	Farm Credit System Bond
FGRA	FHLMC Adjustable Rate REMIC
FGPC	FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates
FGRM	FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates
FGSP	Freddie Mac Gold Strips - Principal Only
FGST	FHLMC Gold Strip - Interest or Principal
FHDN	Federal Home Loan Discount Note
FHLB	Federal Home Loan Bank
FHOR	Federal Home Loan Bank Optional Principal Redemtion Bond
FMAR	Federal Home Loan Mortgage Corp Adjustable Rate
FMDN	Federal Home Loan Mortgage Corp Discount Note
FMFR	Freddie Mac Floating Rate Debenture
FMNT	Freddie Mac Fixed Rate Notes
FNAR	Fannie Mae Adjustable Rates
FNDN	FNMA Discount Note
FNDS	Fannie Mae Discount Sub Note
FNMA	Federal National Mortgage Association
FNMS	Federal Mortgage-Backed Pass-Through Securities
FNNT	FNMA Medium Term Note
FNRA	FNMA REMIC
FNRM	FNMA REMIC Mortgage-Backed Pass-Through Securities
FNR2	Fannie Mae Remics Second Issuance
FNSM	Federal National Mortgage Association (Debentures)
FNST	FNMA STRIPS
GNAR	GNMA Adjustable Rate
GNM1	GNMA Pooled Mortgages
GNM2	GNMA Pooled Mortgages
GNMI	GNMA Pooled Mortgages
GNRA	GNMA REMIC
GNRM	GNMA Pass-Through Floating Rate Securities
GNRR	PPC Eligible GNMA REMIC
MNI	Whole Loan Repo
MTN	Medium-Term Note
NOTY	US Treasury Note
TRR	Whole Loan Repo
TRW	Whole Loan Repo
WLR	Whole Loan Repo

*	Variable rate securities. The interest rates shown are, as reported on February 28, 2007, subject to change periodically.
1	Amount is less than 0.05%

Item 2.           Controls and Procedures

(a)          It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.           Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Reserve Fund

By (Signature and Title)*
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*
Patrick J. Farrell
Chief Financial Officer

Date        April 27, 2007

*  Print the name and title of each signing officer under his or her signature.